LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
Schedule of Long-Term Investments
	As of December 31,
	2012	2011
Severance pay funds (see Note 15B)	$11,307	$11,374
Others,(see also investment in limited partnership below)	1,656	1,270
	$12,963	$12,644